CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets, Current [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 16,719	$ 25,692	$ 25,963	$ 5,210
Restricted Cash and Cash Equivalents, Current	241	168	212	283
Accounts Receivable, after Allowance for Credit Loss, Current	51,073	67,788	72,464	69,354
Manufacturing Inventories Net	18,965	17,753	19,441	33,546
Service Parts Inventories	9,028	9,783	25,304	24,254
Prepaid Expense, Current	3,632	2,186	4,158	7,853
Other Assets, Current	9,195	8,414	5,513	4,697
Assets, Current, Total	108,853	131,784	153,055	145,197
Property, Plant and Equipment, Net	11,334	12,028	16,555	12,853
Intangible Assets, Net (Excluding Goodwill)	742	1,669	4,941	9,584
Goodwill	12,969	12,969	12,969	12,969
Operating Lease, Right-of-Use Asset	9,164	9,425	10,291	11,107
Other Assets, Noncurrent	20,084	19,740	15,846	9,925
Assets, Total	163,146	187,615	213,657	201,635
Liabilities, Current [Abstract]
Accounts Payable, Current	30,789	26,087	35,716	34,220
Employee-related Liabilities, Current	13,864	18,214	15,710	16,141
1 year or less	69,369	78,511	79,807	87,128
Long-Term Debt, Current Maturities	1,579	82,496	5,000	4,375
Line of Credit, Current	0	26,604	0	0
Derivative Liability, Current	2,499	4,046	7,989	18,237
Accrued Liabilities, Current	16,501	13,986	13,666	16,562
Liabilities, Current, Total	134,601	249,944	157,888	176,663
Contract with Customer, Liability, Noncurrent	37,164	38,176	35,495	39,788
Long-Term Line of Credit, Noncurrent	28,300	0	16,750	17,735
Long-Term Debt, Excluding Current Maturities	94,746	0	66,354	89,448
Operating Lease, Liability, Noncurrent	9,366	9,621	10,169	9,891
Other Liabilities, Noncurrent	12,372	11,372	11,370	11,849
Liabilities, Total	316,549	309,113	298,026	345,374
Commitments and Contingencies
Preferred Stock [Abstract]
Preferred Stock, Value, Issued	0	0	0	0
Common Stock [Abstract]
Common Stock, Value, Issued	48	48	47	30
Additional Paid in Capital, Common Stock	709,667	708,027	703,259	625,380
Retained Earnings (Accumulated Deficit)	(861,727)	(827,380)	(786,094)	(767,726)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,392)	(2,193)	(1,581)	(1,423)
Equity, Attributable to Parent, Total	(153,404)	(121,498)	(84,369)	(143,739)
Liabilities and Equity, Total	$ 163,145	$ 187,615	$ 213,657	$ 201,635